Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2016	$ 3,772
2017	3,207
2018	1,880
2019	756
2020	307
Thereafter	$ 335